NUVEEN KANSAS MUNICIPAL BOND FUND

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MICHIGAN MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

NUVEEN OHIO MUNICIPAL BOND FUND

NUVEEN WISCONSIN MUNICIPAL BOND FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS6SAI-0711P